                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                              ------------------------

Check here if Amendment                          Amendment Number:
                                              ---                 ---
This Amendment (Check only one.):                is a restatement
                                              ---
                                                 adds new holdings entries.
                                              ---

Institutional Investment Manager Filing this Report:

Name:     SAB Capital Management, L.P.
          ----------------------------
Address:  767 Fifth Avenue, 21st Floor
          ----------------------------
          New York, NY 10153
          ----------------------------

Form 13F File Number:    28-   06339
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          ----------------------------
Title:    Chief Financial Officer
          ----------------------------
Phone:    212-457-8010
          ----------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                   New York, NY           November 14, 2007
------------------------------    ------------------     -----------------------
     (Signature)                     (City, State)              (Date)

Report Type ( Check only one.):

 X   13F HOLDING REPORT.   (Check here if all holdings of this reporting manager
---  are reported in this report.)

     13F NOTICE. (Check here if no holdings reported are in this report, and --- all holdings are reported by other reporting manager(s).)

     13F COMBINATION REPORT. (Check here if a portion of the holdings for this --- reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                          --------------------
Form 13F Information Table Entry Total:           24
                                          --------------------
Form 13F Information Table Value Total:         428,546        (thousands)
                                          --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number     Name
----     --------------------     ----------------------------------------------
  1      28-06341                 SAB Capital Advisors, L.L.C.

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
------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                           -------------------------
                           TITLE OF      CUSIP      VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER
   NAME OF ISSUER           CLASS                  (x1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY
 THERAPEUTI                  COM       00635P107     9,334    242,200   SH           DEFINED          1      242,200    0        0
ADVANCED MEDICAL
 OPTICS INC                  COM       00763M108     7,445    243,367   SH           DEFINED          1      243,367    0        0
ALTERNATIVE ASSET
 MGMT ACQU                   COM       02149U101     6,615    750,000   SH           DEFINED          1      750,000    0        0
AMERICAN STD
 COS INC DEL                 COM       029712106     9,439    265,000   SH           DEFINED          1      265,000    0        0
CALGON CARBON
 CORP                        COM       129603106    14,856  1,064,191   SH           DEFINED          1    1,064,191    0        0
CARE INVESTMENT
 TRUST INC                   COM       141657106    35,341  2,950,000   SH           DEFINED          1    2,950,000    0        0
CENTENE CORP DEL             COM       15135B101     8,066    375,000   SH           DEFINED          1      375,000    0        0
CHART INDS INC            COM PAR      16115Q308    27,094    842,486   SH           DEFINED          1      842,486    0        0
                           $0.01
CVS CAREMARK
 CORP                        COM       126650100     5,295    133,599   SH           DEFINED          1      133,599    0        0
DAVITA INC                   COM       23918K108    23,610    373,700   SH           DEFINED          1      373,700    0        0
ENDEAVOR ACQUISITION
 CORP                        COM       292577103    21,852  1,844,050   SH           DEFINED          1    1,844,050    0        0
ENDEAVOR ACQUISITION
 CORP                      *W EXP      292577111     8,243  1,597,500   SH           DEFINED          1    1,597,500    0        0
                         12/14/2009
KBR INC                      COM       48242W106    20,537    529,710   SH           DEFINED          1      529,710    0        0
MARATHON ACQUISITION
 CORP                        COM       565756103     9,148  1,159,500   SH           DEFINED          1    1,159,500    0        0
NEWSTAR FINANCIAL
 INC                         COM       65251F105    19,482  1,733,265   SH           DEFINED          1    1,733,265    0        0
PFSWEB INC                   COM       717098107       481    367,000   SH           DEFINED          1      367,000    0        0
PHARMERICA CORP              COM       71714F104    25,538  1,711,657   SH           DEFINED          1    1,711,657    0        0
SKECHERS U S A INC          CL A       830566105     6,771    306,396   SH           DEFINED          1      306,396    0        0
TRUE RELIGION APPAREL
 INC                         COM       89784N104    18,524  1,052,520   SH           DEFINED          1    1,052,520    0        0
TRUE RELIGION APPAREL
 INC                        CALL       89784N904     4,035      9,000   SH   CALL    DEFINED          1        9,000    0        0
TWEEN BRANDS INC             COM       901166108    78,173  2,380,417   SH           DEFINED          1    2,380,417    0        0
UNITEDHEALTH GROUP
 INC                         COM       91324P102    19,325    399,036   SH           DEFINED          1      399,036    0        0
VICTORY ACQUISITION
 CORP                        COM       92644D100    10,230  1,100,000   SH           DEFINED          1    1,100,000    0        0
WILLBROS GROUP
 INC                         COM       969199108    39,110  1,150,292   SH           DEFINED          1    1,150,292    0        0